Notes Payable (Details Textual) (USD $)	0 Months Ended							12 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Oct. 05, 2012	Oct. 15, 2012	Aug. 15, 2012	Mar. 15, 2012	Aug. 09, 2010	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2012	Dec. 15, 2010 Kristy Thurber [Member]	Dec. 31, 2013 Kristy Thurber [Member]	Dec. 31, 2012 Kristy Thurber [Member]	Dec. 04, 2013 Kristy Thurber [Member] Subsequent Event [Member]	Jul. 15, 2010 City Of Flint [Member]	Dec. 31, 2012 City Of Flint [Member]	Dec. 31, 2011 City Of Flint [Member]	Dec. 31, 2010 City Of Flint [Member]	Dec. 31, 2013 City Of Flint [Member]
Promissory note face value									$ 62,004		$ 30,000		$ 30,000		$ 43,391	$ 32,004
Interest rate	0.01%	0.05%	0.05%	0.05%	0.05%	0.05%	5.00%			0.08%	3.00%				5.25%
Accrued interest payable												900	3,900			1,994	1,327
Meturity date	Jul. 31, 2014	Apr. 30, 2014	Oct. 15, 2013	Oct. 15, 2013	Aug. 15, 2013	Mar. 15, 2013	Apr. 30, 2013	Aug. 15, 2013			Dec. 15, 2012				Jul. 01, 2013
Debt converted into common stock								8,000						5,000
Payment of loan terms															The loan is to be repaid in 36 installments commencing August 1, 2010.
Debt principal payment														32,700			5,675	5,712
Debt interest paid																	$ 570	$ 815